CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Convertible Notes Payable [Abstract]
Convertible Notes Payable [Text Block]
NOTE 7 – CONVERTIBLE NOTES PAYABLE

On June 8, 2009, Vu1 issued a Secured Convertible Grid Promissory Note to Full Spectrum as amended August 31, 2009 and amended and restated November 19, 2009. On November 19, 2009 we entered into a new Secured Convertible Grid Promissory Note with SAM Special Opportunity Fund, L.P. (collectively, the “Notes”). The Notes provided that Full Spectrum and SAM Special Opportunity Fund, L.P. may make one or more loans to Vu1, at such times and in such amounts as determined by Full Spectrum or SAM Special Opportunity Fund, L.P. in its sole discretion, but not to exceed $7 million. Principal amounts under the Notes were convertible at any time into shares of our common stock at a price of $8.00 per share and were secured by all of our assets. The Note also provided that in conjunction with each advance under the Notes, we would issue three-year warrants to purchase common stock at an exercise price of $15.00 per share equal to 50% of the shares into which each advance was convertible. The Notes bore interest at 18% which was payable in quarterly installments beginning February 1, 2010.  We had granted to both lenders a first priority security interest in our assets as collateral security for repayment of their Notes.  The Notes were due on June 30, 2011.

Full Spectrum is an LLC that is managed by R. Gale Sellers, an executive officer and director of Vu1.  SAM Special Opportunity Fund, L.P. is advised by SAM Advisors, LLC.  William B. Smith, the chairman of our board of directors, is President and CEO of SAM Advisors, LLC. Gregory Owens Jr., a member of our board of directors, is a Portfolio Manager at SAM Advisors, LLC and a Managing Director of SAM Special Opportunity Fund, LP.

The holders of the Notes retained out of each advance made to us an amount equal to one interest payment (three months’ accrued interest) (the “Interest Prepayment”), to be applied either to the final quarterly payment of interest due under the Notes, or as payment of accrued and unpaid interest upon an event of default or prepayment of the Notes. The amount retained as interest was treated as a component of the face value of the Notes and as prepaid interest, subject to amortization.

From June 8, 2009 to September 27, 2010, we received advances from Full Spectrum and SAM Special Opportunity Fund, L.P. under their Notes summarized as follows:

	Issuances
	Year Ended	Nine Months Ended	Pre-Conversion Balances at	Balance
	December 31,	September 30,	September 27,	December 31,
	2009	2010	2010	2009
Notes
Face value, 18% per annum, secured convertible grid promissory notes, due June 30, 2011	$2,943,191	$3,312,275	$6,255,466	$2,943,191
Original issue discount, resulting from the allocation of basis to warrants and compound embedded derivatives	(2,943,191)	(2,154,076)	(5,097,267)	(2,943,191)
Amortization of original issue discount using the effective interest method	381,172	325,099	706,271	50,848
Carrying values at September 27, 2010	$381,172	$1,483,298	$1,864,470	$50,848

Linked Common Shares
Notes	367,905	414,044	781,949
Warrants	183,956	207,033	390,989
Total	551,861	621,077	1,172,938

The Notes contained a down round provision that enabled the Note holders to convert to our common stock at the lesser of $8.00 per share or the per share price of any future convertible debt or equity offering approved by the Board of Directors.  The down round provision required bifurcation of the embedded conversion options and classification in derivative liabilities at fair value because they are no longer considered indexed to the Company’s common stock. We carried the derivative liabilities at fair value, with charges or credits to income for changes in fair value, until the Notes were settled through conversion as described below. The terms of the Notes provided for capitalization of three month’s interest which was treated as a component of the face value of the Notes and a prepaid interest, subject to amortization.

The following is a summary of our accounting for the Full Spectrum and SAM Special Opportunity Fund, L.P. Notes:

	Year ended December 31,
	2010	2009
Face value	$3,312,275	$2,943,191
Proceeds in cash	2,819,089	2,810,747
Accrued interest extinguished	344,134	-
Initial allocation:
Prepaid interest	(149,052)	(132,443)
Notes payable	1,158,199	694
Beneficial conversion	-	551,469
Warrants	664,775	1,204,233
Derivative liabilities	1,705,174	2,034,576
Day one loss	-	(847,782)
Extinguishment of obligations	(215,873)	-
	$3,163,223	$2,810,747

On September 13, 2010, we exchanged a Note with a face value of $360,350 (including $16,216 of prepaid interest) and warrants to purchase 450,438 shares of common stock in exchange for $344,134 of unpaid, accrued interest through August 1, 2010 payable to Full Spectrum. This transaction was accounted for as an extinguishment of obligations wherein the fair value of the notes and warrants, amounting to $437,253 and $138,970, respectively, were exchanged for the carrying value of the obligation, and the difference of $215,873 was recorded as loss on extinguishment of debt in the accompanying consolidated statement of operations for the year ended December 31, 2010.

Information and significant assumptions embodied in our valuations (including equivalent amounts across ranges of simulations resulting from the calculations) of the derivative instrument for the issuances are shown in the following table:

Year ended December 31,
	2010	2009
Trading market price	$3.80-$11.80	$10.20-$18.20
Expected life (years)	0.85 - 1.25	1.24 - 1.73
Equivalent volatility	88.7% - 145.3%	97.0% - 122.2%
Risk adjusted yield	8.4% - 9.7%	9.7% - 12.0%
Risk adjusted interest rate	15.1%-18.0%	14.4%-18.0%

The warrants issued in conjunction with the Full Spectrum and SAM Special Opportunity Fund, L.P. Notes have strike prices of $15.00 and terms of three years from the issuance date. Warrants achieved equity classification because they met all of the requisite criteria and conditions therefore. However, the initial accounting requires allocation of proceeds among the Notes and their warrants based upon relative fair values. The estimated fair value of the warrants reflected in the table above represent the relative fair values of the warrants, derived by allocating the proceeds to the warrants and Notes based upon their respective fair values. Fair values of warrants were calculated using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31,
	2010	2009
Trading market price	$5.80-$11.80	$10.20-$18.20
Expected dividend	—	—
Expected life in years	3.0	3.0
Volatility	97.2%-162.0%	122.7%-172.8%
Risk free rate	0.6%-1.7%	1.2%-2.0%

The following table shows the cumulative advances from June 8, 2009 to September 27, 2010, (i) the net amount of cash received on advances and interest converted made by Full Spectrum and SAM Special Opportunity Fund, L.P. under their respective notes, (ii) the outstanding principal amount of each note, (iii) the total number of shares of common stock into which the notes are convertible (assuming a conversion rate of $8.00 per share) and (iv) the total number of warrants issued to Full Spectrum and SAM Special Opportunity Fund, L.P.  For each cash advance made under either note, the lender retains the Interest Prepayment, to be applied by the lender to the final quarterly payment of interest due under the note, or as payment of accrued and unpaid interest upon an event of default or prepayment of the note; accordingly, the outstanding principal amount for each note is calculated as the sum of the total amount of cash advances, plus the Interest Prepayments and retained expenses.

	Advances and Interest Converted	Total Principal	Conversion Shares	Warrants
Full Spectrum	$3,267,829	$3,421,810	427,738	213,877
SAM	2,706,141	2,833,655	354,211	177,112
	$5,973,970	$6,255,465	781,949	390,989

On September 27, 2010, Full Spectrum and SAM Special Opportunity Fund, L.P. converted their convertible grid promissory notes, along with all related accrued interest, net of prepaid interest through that date into 772,530 shares of our unregistered common stock. The conversion was made in accordance with the original terms and conditions of the underlying contracts, without modification or adjustment. We accounted for the conversion by initially adjusting the embedded derivatives to fair value and adjusting amortization of the original issue discount and prepaid interest to the conversion date. The carrying values associated with the notes (as reflected in the table below) was then aggregated and reclassified to stockholders’ equity.

The carrying value on the date of conversion consisted of the following components:

Convertible notes payable	(1,864,470)
Embedded derivative liability	(2,979,334)
Prepaid interest	242,150
Accrued interest	(146,117)
(4,747,771)

Information and significant assumptions embodied in our valuation on the date of conversion (including equivalent amounts across ranges of simulations resulting from the calculations) of the derivative instrument for the issuances are shown in the following table:

September 27, 2010
Trading market price	$8.00
Expected life (years)	0.60 - 0.86
Equivalent volatility	158.62%
Risk adjusted yield	7.79%
Risk adjusted interest rate	18.00%